Share based payments - Rollforward (Details)				12 Months Ended
	Nov. 19, 2025 shares	Aug. 07, 2025 shares	May 27, 2025 shares	Dec. 31, 2025 EquityInstruments € / shares	Dec. 31, 2024 EquityInstruments € / shares	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares
Share based payments
Outstanding at the beginning of the year | EquityInstruments				11,911,109	11,472,520	10,816,856
Granted during the year	420,000	905,000	925,000	2,250,000	1,381,000	1,538,400
Forfeited during the year | EquityInstruments				(232,299)	(547,911)	(544,676)
Exercised during year | EquityInstruments						(61,560)
Expired during the year | EquityInstruments				(700,000)	(394,500)	(276,500)
Outstanding at the end of the year | EquityInstruments				13,228,810	11,911,109	11,472,520
Exercisable | EquityInstruments				8,822,812	5,182,941	5,836,538	2,574,218
Weighted average exercise price at beginning of the year				€ 73.19	€ 77.93	€ 83.12
Granted during the period				26.86	26.87	35.53
Forfeited during the year				55.51	72.66	80.31
Exercised during the period						28.75
Expired during the year				80.31	46.1	49
Weighted average exercise price at end of the year				65.24	73.19	77.93
Exercisable				€ 83.32	€ 107.03	€ 101.93	€ 70.26